CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Additional Information (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Disclosure of capital stock and other capital related accounts [line items]
Percent limit on treasury stock	10.00%
Number of shares in entity held by entity or by its subsidiaries or associates	12,543,339
Increase (decrease) through treasury share transactions, equity	$ 43,492,096,000
Shares distributed (in shares)	65,624	17,473	17,473	10,069	10,069
ADR shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued (in shares)	27,542
Issue of equity	$ 231,827,000
ADR shares | Major ordinary share transactions
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued (in shares)	65,624
Issue of equity	$ 594,830,000
Treasury shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	12,352,329
Other reserves
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	191,010